Disclosure of detailed information about revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Gold	$ 74,979	$ 121,553	$ 169,790
Silver	16,790	26,028	43,402
Revenue	$ 91,769	$ 147,581	$ 213,192